INCOME TAX - Rates (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
INCOME TAX
Corporate income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%
State income tax rate	0.18%	0.18%	0.11%	0.05%
Income tax expense	$ 0		$ 6	$ 9
United States
INCOME TAX
Corporate income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%
California
INCOME TAX
State income tax rate	8.84%	8.84%
Hong Kong | Assessable profits on the first HK$2 million
INCOME TAX
State income tax rate	8.25%	8.25%
Assessable profits		$ 2,000
Hong Kong | Any assessable profits in excess
INCOME TAX
State income tax rate	16.50%	16.50%
Assessable profits		$ 2,000
Australia
INCOME TAX
Corporate income tax rate (in percent)	30.00%	30.00%
PRC
INCOME TAX
State income tax rate	25.00%	25.00%	25.00%	25.00%
Taiwan
INCOME TAX
Corporate income tax rate (in percent)	20.00%	20.00%
Switzerland
INCOME TAX
Combined statutory tax rate	12.47%	12.47%
Japan
INCOME TAX
Combined statutory tax rate	30.00%	30.00%